Land use right, net (Schedule Of Land Use Right) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Gross carrying amount	¥ 124,883		¥ 252,488
Less: accumulated amortization	(80,150)		(134,077)
Land use right, net	37,481	$ 5,761	¥ 58,926
Land use right [Member]
Gross carrying amount	1,924,563
Less: accumulated amortization	(91,824)
Land use right, net	¥ 1,832,739